Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares
Temporary equity, shares outstanding	19,975,356	20,484,749
Temporary equity, redemption value per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	3,024,644	2,515,251
Common stock, shares outstanding	3,024,644	2,515,251
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Hippo Enterprises Inc And Subsidiaries [Member]
Amortized cost	$ 56.9	$ 55.9
Accounts Receivable, Allowance for Credit Loss	$ 0.4	$ 0.5
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	46,479,310	46,479,310
Preferred stock, shares issued	43,985,178	43,985,178
Preferred stock, shares outstanding	43,985,178	43,985,178
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	83,830,000	83,830,000
Common stock, shares issued	14,200,750	13,307,826
Common stock, shares outstanding	14,200,750	13,307,826
Temporary Equity, Liquidation Preference	$ 359.4	$ 359.4
Reinvent Technology Partners Z [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares
Temporary equity, par value		$ 0.0001
Temporary equity, shares outstanding		20,484,749
Temporary equity, redemption value per share		$ 10.00
Common stock, par value		$ 0.0001
Common stock, shares authorized		500,000,000
Common stock, shares issued		2,515,251
Common stock, shares outstanding		2,515,251
Shares subject to possible redemption		20,484,749
Reinvent Technology Partners Z [Member] | Class B Ordinary Shares
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		5,750,000
Common stock, shares outstanding		5,750,000